Insurance Liabilities - Policyholder contract deposit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Policyholder Account Balance [Roll Forward]
Policyholder contract deposits account balance, beginning of year	$ 152,809	$ 148,924
Issuances	21,775	20,357
Deposits received	1,573	1,590
Policy charges	(3,036)	(3,005)
Surrenders and withdrawals	(15,042)	(15,037)
Benefit payments	(7,666)	(8,927)
Net transfers from (to) separate account	4,536	4,340
Interest credited	3,564	4,594
Other	(19)	(27)
Policyholder contract deposits account balance, end of period	158,494	152,809
Other reconciling items	(2,436)	(1,264)
Policyholder Contract Deposit	156,058	151,545	$ 148,421	$ 148,421
Cash surrender value	138,320	136,372
As Previously Reported
Policyholder Account Balance [Roll Forward]
Policyholder Contract Deposit	158,966	156,846	$ 154,892	154,892
Adjustment for the reclassification of the embedded derivative liability to market risk benefits, net of the host adjustment(s)
Policyholder Account Balance [Roll Forward]
Policyholder Contract Deposit				(6,471)
Individual Retirement
Policyholder Account Balance [Roll Forward]
Policyholder contract deposits account balance, beginning of year	84,097	80,012
Issuances	15,175	13,760
Deposits received	11	14
Policy charges	(870)	(781)
Surrenders and withdrawals	(8,921)	(8,863)
Benefit payments	(3,798)	(4,031)
Net transfers from (to) separate account	2,248	1,531
Interest credited	1,608	2,444
Other	4	11
Policyholder contract deposits account balance, end of period	89,554	84,097
Other reconciling items	(2,136)	(1,289)
Policyholder Contract Deposit	$ 87,418	$ 82,808		79,203
Weighted average crediting rate	2.43%	2.42%
Cash surrender value	$ 83,278	$ 79,787
Individual Retirement | As Previously Reported
Policyholder Account Balance [Roll Forward]
Policyholder Contract Deposit				85,097
Individual Retirement | Adjustment for the reclassification of the embedded derivative liability to market risk benefits, net of the host adjustment(s)
Policyholder Account Balance [Roll Forward]
Policyholder Contract Deposit				(5,894)
Group Retirement
Policyholder Account Balance [Roll Forward]
Policyholder contract deposits account balance, beginning of year	43,902	43,406
Issuances	4,927	5,124
Deposits received	19	22
Policy charges	(462)	(523)
Surrenders and withdrawals	(5,712)	(5,795)
Benefit payments	(2,528)	(2,329)
Net transfers from (to) separate account	2,149	2,750
Interest credited	1,100	1,249
Other	0	(2)
Policyholder contract deposits account balance, end of period	43,395	43,902
Other reconciling items	(319)	(259)
Policyholder Contract Deposit	$ 43,076	$ 43,643		43,228
Weighted average crediting rate	2.77%	2.79%
Cash surrender value	$ 41,831	$ 43,359
Group Retirement | As Previously Reported
Policyholder Account Balance [Roll Forward]
Policyholder Contract Deposit				43,805
Group Retirement | Adjustment for the reclassification of the embedded derivative liability to market risk benefits, net of the host adjustment(s)
Policyholder Account Balance [Roll Forward]
Policyholder Contract Deposit				(577)
Life Insurance
Policyholder Account Balance [Roll Forward]
Policyholder contract deposits account balance, beginning of year	10,183	10,012
Issuances	190	225
Deposits received	1,484	1,477
Policy charges	(1,570)	(1,567)
Surrenders and withdrawals	(211)	(212)
Benefit payments	(216)	(245)
Net transfers from (to) separate account	(5)	(2)
Interest credited	377	447
Other	(8)	48
Policyholder contract deposits account balance, end of period	10,224	10,183
Other reconciling items	34	117
Policyholder Contract Deposit	$ 10,258	$ 10,300		10,286
Weighted average crediting rate	4.29%	4.28%
Cash surrender value	$ 8,866	$ 8,826
Life Insurance | As Previously Reported
Policyholder Account Balance [Roll Forward]
Policyholder Contract Deposit				10,286
Life Insurance | Adjustment for the reclassification of the embedded derivative liability to market risk benefits, net of the host adjustment(s)
Policyholder Account Balance [Roll Forward]
Policyholder Contract Deposit				0
Institutional Markets
Policyholder Account Balance [Roll Forward]
Policyholder contract deposits account balance, beginning of year	10,804	11,351
Issuances	1,468	1,230
Deposits received	26	42
Policy charges	(69)	(65)
Surrenders and withdrawals	(134)	(91)
Benefit payments	(775)	(1,948)
Net transfers from (to) separate account	144	61
Interest credited	301	263
Other	(31)	(39)
Policyholder contract deposits account balance, end of period	11,734	10,804
Other reconciling items	(16)	165
Policyholder Contract Deposit	$ 11,718	$ 10,969		11,559
Weighted average crediting rate	2.71%	2.41%
Cash surrender value	$ 2,537	$ 2,520
Institutional Markets | As Previously Reported
Policyholder Account Balance [Roll Forward]
Policyholder Contract Deposit				11,559
Institutional Markets | Adjustment for the reclassification of the embedded derivative liability to market risk benefits, net of the host adjustment(s)
Policyholder Account Balance [Roll Forward]
Policyholder Contract Deposit				0
Corporate & Other
Policyholder Account Balance [Roll Forward]
Policyholder contract deposits account balance, beginning of year	3,823	4,143
Issuances	15	18
Deposits received	33	35
Policy charges	(65)	(69)
Surrenders and withdrawals	(64)	(76)
Benefit payments	(349)	(374)
Net transfers from (to) separate account	0	0
Interest credited	178	191
Other	16	(45)
Policyholder contract deposits account balance, end of period	3,587	3,823
Other reconciling items	1	2
Policyholder Contract Deposit	$ 3,588	$ 3,825		4,145
Weighted average crediting rate	4.91%	4.92%
Cash surrender value	$ 1,808	$ 1,880
Corporate & Other | As Previously Reported
Policyholder Account Balance [Roll Forward]
Policyholder Contract Deposit				4,145
Corporate & Other | Adjustment for the reclassification of the embedded derivative liability to market risk benefits, net of the host adjustment(s)
Policyholder Account Balance [Roll Forward]
Policyholder Contract Deposit				$ 0